As Filed With the Securities and Exchange Commission on February 26, 1998

                                                    Registration No. 333-31127
                                                                      811-8291
------------------------------------------------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                              ------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 1                     [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 2                            [X]




                            ISI STRATEGY FUND, INC.
                            -----------------------
              (Exact Name of Registrant as Specified in Charter)

                               717 Fifth Avenue
                           New York, New York 10022
                           ------------------------
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 446-5600


                                R. Alan Medaugh
                               717 Fifth Avenue
                              New York, NY 10022
                              ------------------
                    (Name and Address of Agent for Service)

                                   Copy to:
                            Richard W. Grant, Esq.
                          Morgan, Lewis & Bockius LLP
                             2000 One Logan Square
                            Philadelphia, PA 19103


------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box)
      X  immediately upon filing pursuant to paragraph (b)
     ---
         on ____, 1997 pursuant to paragraph (b)
     ---
         60 days after filing pursuant to paragraph (a)(1)
     ---
         75 days after filing pursuant to paragraph (a)(2)
     ---
         on (date) pursuant to paragraph (a) of Rule 485
     ---

------------------------------------------------------------------------------

                            ISI STRATEGY FUND, INC.
                              February 26, 1998

                             Cross Reference Sheet
                          (ISI Strategy Fund Shares)

Items Required by Form N-1A


Part A                Information Required in Prospectus                        Registration Statement Heading


Item 1.               Cover Page                                                Cover Page
Item 2.               Synopsis                                                  Fee Table
Item 3.               Condensed Financial Information                           Financial Highlights (unaudited)
Item 4.               General Description of Registrant                         Investment Program
                                                                                Investment Restrictions;
                                                                                General Information
Item 5.               Management of the Fund                                    Management of the Fund;
                                                                                Investment Advisor and Sub-
                                                                                Advisor; Distributor; Custodian,
                                                                                Transfer Agent and Accounting
                                                                                Services
Item 5A.              Management's Discussion of Fund                           *
                      Performance
Item 6.               Capital Stock and Other Securities                        Cover Page
                                                                                Dividends and Taxes;
                                                                                General Information
Item 7.               Purchase of Securities Being Offered                      How to Invest in
                                                                                the Fund
Item 8.               Redemption or Repurchase                                  How to Redeem Shares
Item 9.               Pending Legal Proceedings                                 **


Part B                Information Required in a Statement
                      of Additional Information

Item 10.              Cover Page                                                Cover Page
Item 11.              Table of Contents                                         Table of Contents
Item 12.              General Information and History                           General Information
                                                                                and History
Item 13.              Investment Objectives and Policies                        Investment Objective,
                                                                                Policies and Risk
                                                                                Considerations


---------

* Required information will be contained in the Registrant's first Annual Report to Shareholders containing results of operations, when available.

** Omitted since the answer is negative or the item is not applicable.

Item 14.              Management of the Fund                                    Management of
                                                                                the Fund
Item 15.              Control Persons and Principal Holders                     Control Persons and
                      of Securities                                             Principal Holders of
                                                                                Securities
Item 16.              Investment Advisory and Other                             Investment Advisory and
                      Services                                                  Other Services;
                                                                                Custodian, Transfer Agent
                                                                                and Accounting Services
Item 17.              Brokerage Allocation                                      Brokerage
Item 18.              Capital Stock and Other Securities                        Capital Stock;
                                                                                Semi-Annual Reports
Item 19.              Purchase, Redemption and Pricing of                       Valuation of Shares
                      Securities Being Offered                                  and Redemption
Item 20.              Tax Status                                                Federal Tax Treatment of
                                                                                Dividends and
                                                                                Distributions
Item 21.              Underwriters                                              Distribution of Fund
                                                                                Shares
Item 22.              Calculation of Performance Data                           Performance Information
Item 23.              Financial Statements                                      Financial Statements

Part C                Other Information

                      Part C contains the information required by the items contained therein under the items set forth in the form.

         The Prospectus dated September 15, 1997 as supplemented by Supplement dated September 15, 1997 for the ISI Strategy Fund Shares of ISI Strategy Fund, Inc. (the "Fund"), filed as part of Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A (No. 333-31127), filed with the Securities and Exchange Commission via EDGAR on August 15, 1997 and in final form pursuant to Rule 497(c), via EDGAR on September 15,1997 (Accession Number 0000950116-97-001722) is incorporated herein by reference. The Prospectus is supplemented by the addition of unaudited Financial Highlights for the period from September 17, 1997 to November 30, 1997, filed herewith.

    Supplement dated February 26, 1998 to Prospectus dated September 15, 1997 as previously supplemented by a supplement dated September 15, 1997 of ISI Strategy Fund Shares
                     (A Class of ISI Strategy Fund, Inc.)

         The Prospectus dated September 15, 1997, as previously supplemented by a supplement dated September 15, 1997, relating to the ISI Strategy Fund Shares of ISI Strategy Fund, Inc. (the "Fund") is hereby amended and supplemented as follows:

         By inserting the following section entitled "FINANCIAL HIGHLIGHTS" after the section entitled "Fee Table":

FINANCIAL HIGHLIGHTS:

         Set forth below are the Fund's unaudited financial highlights for the period from September 17, 1997 (commencement of operations) through November 30, 1997. The Financial Statements and Notes to Financial Statements for the period from September 17, 1997 through November 30, 1997 (unaudited) are included in the Statement of Additional Information, which can be obtained at no charge by calling 1-800-955-7175.

Financial Highlights (for a share outstanding throughout the period)
(Unaudited)

                                                                             For the Period
                                                                             September 17, 1997(1)
                                                                             through
                                                                             November 30, 1997
--------------------------------------------------------------------------------------------------
Per Share Operating Performance
       Net asset value at beginning of period............................     $.10.00
--------------------------------------------------------------------------------------------------
Income from Investment Operations:
      Net investment income..............................................        0.07
      Net realized and unrealized gain/(loss) on investments.............         --
                                                                              -------

      Total from Investment Operations...................................        0.07
      Net asset value at end of period...................................     $ 10.07
                                                                              =======
--------------------------------------------------------------------------------------------------
Total Return(2)..........................................................        0.70%
--------------------------------------------------------------------------------------------------
Ratios to Average Daily Net Assets:
     Expenses............................................................        1.00%(3)(4)
     Net investment income...............................................        2.32%(3)(5)
--------------------------------------------------------------------------------------------------
Supplemental Data:
     Net assets at end of period (000)...................................     $ 9,237
     Portfolio turnover rate.............................................        --
     Average commissions per share.......................................     $0.0291
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

1  Commencement of operations.
2  Total return excludes the effect of sales charge.
3  Annualized.
4 Without the waiver of advisory fees and reimbursement of expenses, the ratio of expenses to average daily net assets would have been 3.63% (annualized).
5 Without the waiver of advisory fees and reimbursement of expenses, the ratio of net investment income to average daily net assets would have been (0.31)% (annualized).

                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

                            ISI STRATEGY FUND, INC.
                               February 26, 1998

                             Cross Reference Sheet
                 (Wilshire Institutional Strategy Fund Shares)

Items Required by Form N-1A


Part A                Information Required in Prospectus                        Registration Statement Heading


Item 1.               Cover Page                                                Cover Page
Item 2.               Synopsis                                                  Fee Table
Item 3.               Condensed Financial Information                           Financial Highlights*
Item 4.               General Description of Registrant                         Investment Program
                                                                                Investment Restrictions;
                                                                                General Information
Item 5.               Management of the Fund                                    Management of the Fund;
                                                                                Investment Advisor and Sub-
                                                                                Advisor; Distributor; Custodian,
                                                                                Transfer Agent and Accounting
                                                                                Services
Item 5A.              Management's Discussion of Fund                           **
                      Performance
Item 6.               Capital Stock and Other Securities                        Cover Page
                                                                                Dividends and Taxes;
                                                                                General Information
Item 7.               Purchase of Securities Being Offered                      How to Invest in
                                                                                the Fund
Item 8.               Redemption or Repurchase                                  How to Redeem Shares
Item 9.               Pending Legal Proceedings                                 *


Part B                Information Required in a Statement
                      of Additional Information

Item 10.              Cover Page                                                Cover Page
Item 11.              Table of Contents                                         Table of Contents
Item 12.              General Information and History                           General Information
                                                                                and History
Item 13.              Investment Objectives and Policies                        Investment Objective,
                                                                                Policies and Risk
                                                                                Considerations

---------

*   Omitted since the answer is negative or the item is not applicable.

** Required information will be contained in the Registrant's first Annual Report to Shareholders containing results of operations, for the Wilshire Institutional Shares when available.

Item 14.              Management of the Fund                                    Management of
                                                                                the Fund
Item 15.              Control Persons and Principal Holders                     Control Persons and
                      of Securities                                             Principal Holders of
                                                                                Securities
Item 16.              Investment Advisory and Other                             Investment Advisory and
                      Services                                                  Other Services;
                                                                                Custodian, Transfer Agent
                                                                                and Accounting Services
Item 17.              Brokerage Allocation                                      Brokerage
Item 18.              Capital Stock and Other Securities                        Capital Stock;
                                                                                Semi-Annual Reports
Item 19.              Purchase, Redemption and Pricing of                       Valuation of Shares
                      Securities Being Offered                                  and Redemption
Item 20.              Tax Status                                                Federal Tax Treatment of
                                                                                Dividends and
                                                                                Distributions
Item 21.              Underwriters                                              Distribution of Fund
                                                                                Shares
Item 22.              Calculation of Performance Data                           Performance Information
Item 23.              Financial Statements                                      Financial Statements
                                                                                (ISI Shares only)

Part C                Other Information

                      Part C contains the information required by the items contained therein under the items set forth in the form.

                  The Prospectus for the Wilshire Institutional Strategy Fund Shares of ISI Strategy Fund, Inc. (the "Fund") filed as part of Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR on August 15, 1997 is incorporated herein by reference.

         The Statement of Additional Information dated September 15, 1997 for ISI Strategy Fund, Inc. (the "Fund"), filed as part of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (No. 333-31127), filed with the Securities and Exchange Commission via EDGAR on August 15, 1997 and in final form pursuant to Rule 497(e), via EDGAR on September 15, 1997 (Accession No. 0000950116-97-001722) is incorporated herein by reference. The Statement of Additional Information is supplemented by the addition of unaudited financial statements for the period from September 17, 1997 to November 30, 1997, filed herewith.

         Supplement dated February 26, 1998 to Statement of Additional
                     Information dated September 15, 1997
                     relating to ISI Strategy Fund Shares
                     (A Class of ISI Strategy Fund, Inc.)

The Statement of Additional Information dated September 15, 1997, relating to the ISI Strategy Fund Shares of ISI Strategy Fund, Inc. (the "Fund") is hereby amended and supplemented as follows.

By inserting the following unaudited financial statements for the period from September 17, 1997 through November 30, 1997, under the section entitled "Financial Statement."




              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                      ISI
                                    Strategy
                                  Fund Shares
--------------------------------------------------------------------------------

Directors and Officers
Edward S. Hyman                 Nancy Lazar
Chairman                        Vice President

Truman T. Semans                David R. Borger
Vice Chairman                   Vice President

James J. Cunnane                Carrie L. Butler
Director                        Vice President

John F. Kroeger                 Thomas D. Stevens
Director                        Vice President

Louis E. Levy                   Margaret M. Beeler
Director                        Assistant Vice President

Eugene J. McDonald              Keith C. Reilly
Director                        Assistant Vice President

R. Alan Medaugh                 Joseph A. Finelli
Director and President          Treasurer

Michael J. Napoli, Jr.          Amy M. Olmert
Director                        Secretary

Rebecca W. Rimel                Scott J. Liotta
Director                        Assistant Secretary

Carl W. Vogt, Esq.
Director


        Investment Objective

        An open-end mutual fund seeking to maximize total return through a combination of long-term growth of capital and current income by actively apportioning investments between diversified investments in U.S. equity securities and securities issued by the United States Treasury ("U.S. Treasury Securities").

        Investment Advisor

        ISI Inc.
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175

        Shareholder Servicing Agent

        Investment Company Capital Corp.
        P.O. Box 419426
        Kansas City, MO 64141-6426

        Distributor

        ISI Group Inc.
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175


                     ISI
                       INTERNATIONAL STRATEGY & INVESTMENT

                                       ISI
                                    STRATEGY
                                   FUND SHARES

                      (A Class of ISI Strategy Fund, Inc.)


                                [STRATEGY LOGO]


                               SEMI-ANNUAL REPORT
                                November 30, 1997

Investment Advisor's Report
--------------------------------------------------------------------------------

     This is ISI Strategy Fund's first Investment Advisor's Report. We appreciate your support.

Fund Investment Philosophy

     The Strategy Fund is based on the idea that over a period of time changing economic conditions present investment opportunities for stocks and bonds. The Fund's objective is to maximize total return through a combination of long-term growth of capital and current income. The Fund seeks to achieve this objective through the active management of the percentage of assets held in stocks and bonds. ISI's economic outlook serves as the basis for the Fund's asset allocation strategy. The Strategy Fund patterns the equity portion of its portfolio to replicate the overall U.S. stock market. Wilshire Associates is the sub-advisor that manages the equity portfolio, matching their proprietary broad stock market benchmark, the Wilshire 5000. The bond section is managed by ISI. It is composed solely of Treasuries, whose maturity is actively managed in an attempt to exceed the return of the Treasury market as a whole.

Investment Environment

     The Asian financial crisis appears to have a wide scope and all its implications are not yet understood. In general, financial crises are typically good for surviving financial assets. U.S. stocks and bonds should benefit from the increased liquidity and decreased inflation that are important results of financial crises. For a historic perspective, please see the following stock market chart on which we have noted earlier financial crises.


FINANCIAL CRISES AND STOCKS

                  [GRAPH APPEARS HERE--SEE PLOT POINTS BELOW]

                                            S&P 500
                                            -------

                              68:1             95.0
                              68:2             90.8
                              68:3             89.1
                              68:4             95.7
                              68:5             97.9
                              68:6            100.5
                              68:7            100.3
                              68:8             98.1
                              68:9            101.3
                              68:10           103.8
                              68:11           105.4
                              68:12           106.5
                              69:1            102.0
                              69:2            101.5
                              69:3             99.3
                              69:4            101.3
                              69:5            104.6
                              69:6             99.1
                              69:7             94.7
                              69:8             94.2
                              69:9             94.5
                              69:10            95.5
                              69:11            96.2
                              69:12            91.1
                              70:1             90.3
                              70:2             87.2
                              70:3             88.7
                              70:4             86.0
                              70:5             76.1
                              70:6             75.6
                              70:7             75.7
                              70:8             77.9
                              70:9             82.6
                              70:10            84.4
                              70:11            84.3
                              70:12            90.1
                              71:1             93.5
                              71:2             97.1
                              71:3             99.6
                              71:4            103.0
                              71:5            101.6
                              71:6             99.7
                              71:7             99.0
                              71:8             97.2
                              71:9             99.4
                              71:10            97.3
                              71:11            92.8
                              71:12            99.2
                              72:1            103.3
                              72:2            105.2
                              72:3            107.7
                              72:4            108.8
                              72:5            107.7
                              72:6            108.0
                              72:7            107.2
                              72:8            111.0
                              72:9            109.4
                              72:10           109.6
                              72:11           115.1
                              72:12           117.5
                              73:1            118.4
                              73:2            114.2
                              73:3            112.4
                              73:4            110.3
                              73:5            107.2
                              73:6            104.8
                              73:7            105.8
                              73:8            103.8
                              73:9            105.6
                              73:10           109.8
                              73:11           102.0
                              73:12            94.8
                              74:1             96.1
                              74:2             93.5
                              74:3             97.4
                              74:4             92.5
                              74:5             89.7
                              74:6             89.8
                              74:7             82.8
                              74:8             76.0
                              74:9             68.1
                              74:10            69.4
                              74:11            71.7
                              74:12            67.1
                              75:1             72.6
                              75:2             80.1
                              75:3             83.8
                              75:4             84.7
                              75:5             90.1
                              75:6             92.4
                              75:7             92.5
                              75:8             85.7
                              75:9             84.7
                              75:10            88.6
                              75:11            90.1
                              75:12            88.7
                              76:1             96.9
                              76:2            100.6
                              76:3            101.1
                              76:4            101.9
                              76:5            101.2
                              76:6            101.8
                              76:7            104.2
                              76:8            103.3
                              76:9            105.5
                              76:10           101.9
                              76:11           101.2
                              76:12           104.7
                              77:1            103.8
                              77:2            101.0
                              77:3            100.6
                              77:4             99.1
                              77:5             98.8
                              77:6             99.3
                              77:7            100.2
                              77:8             97.8
                              77:9             96.2
                              77:10            93.7
                              77:11            94.3
                              77:12            93.8
                              78:1             90.3
                              78:2             89.0
                              78:3             88.8
                              78:4             92.7
                              78:5             97.4
                              78:6             97.7
                              78:7             97.2
                              78:8            103.9
                              78:9            103.9
                              78:10           100.6
                              78:11            94.7
                              78:12            96.1
                              79:1             99.7
                              79:2             98.2
                              79:3            100.1
                              79:4            102.1
                              79:5             99.7
                              79:6            101.7
                              79:7            102.7
                              79:8            107.4
                              79:9            108.6
                              79:10           104.5
                              79:11           103.7
                              79:12           107.8
                              80:1            110.9
                              80:2            115.3
                              80:3            104.7
                              80:4            103.0
                              80:5            107.7
                              80:6            114.6
                              80:7            119.8
                              80:8            123.5
                              80:9            126.5
                              80:10           130.2
                              80:11           135.7
                              80:12           133.5
                              81:1            133.0
                              81:2            128.4
                              81:3            133.2
                              81:4            134.4
                              81:5            131.7
                              81:6            132.3
                              81:7            129.1
                              81:8            129.6
                              81:9            118.3
                              81:10           119.8
                              81:11           122.9
                              81:12           123.8
                              82:1            117.3
                              82:2            114.5
                              82:3            110.8
                              82:4            116.3
                              82:5            116.4
                              82:6            109.7
                              82:7            109.4
                              82:8            109.7
                              82:9            122.4
                              82:10           132.7
                              82:11           138.1
                              82:12           139.4
                              83:1            144.3
                              83:2            146.8
                              83:3            151.9
                              83:4            157.7
                              83:5            164.1
                              83:6            166.4
                              83:7            167.0
                              83:8            162.4
                              83:9            167.2
                              83:10           167.7
                              83:11           165.2
                              83:12           164.4
                              84:1            166.4
                              84:2            157.3
                              84:3            157.4
                              84:4            157.6
                              84:5            156.6
                              84:6            153.1
                              84:7            151.1
                              84:8            164.4
                              84:9            166.1
                              84:10           164.8
                              84:11           166.3
                              84:12           164.5
                              85:1            171.6
                              85:2            180.9
                              85:3            179.4
                              85:4            180.6
                              85:5            184.9
                              85:6            188.9
                              85:7            192.5
                              85:8            188.3
                              85:9            184.1
                              85:10           186.2
                              85:11           197.5
                              85:12           207.3
                              86:1            208.2
                              86:2            219.4
                              86:3            232.3
                              86:4            238.0
                              86:5            238.5
                              86:6            245.3
                              86:7            240.2
                              86:8            245.0
                              86:9            238.3
                              86:10           237.4
                              86:11           245.1
                              86:12           248.6
                              87:1            264.5
                              87:2            280.9
                              87:3            292.5
                              87:4            289.3
                              87:5            289.1
                              87:6            301.4
                              87:7            310.1
                              87:8            329.4
                              87:9            318.7
                              87:10           280.2
                              87:11           245.0
                              87:12           241.0
                              88:1            250.5
                              88:2            258.1
                              88:3            265.7
                              88:4            262.6
                              88:5            256.1
                              88:6            270.7
                              88:7            269.1
                              88:8            263.7
                              88:9            268.0
                              88:10           277.4
                              88:11           271.0
                              88:12           276.5
                              89:1            285.4
                              89:2            294.0
                              89:3            292.7
                              89:4            302.3
                              89:5            313.9
                              89:6            323.7
                              89:7            331.9
                              89:8            346.6
                              89:9            347.3
                              89:10           347.4
                              89:11           340.2
                              89:12           348.6
                              90:1            340.0
                              90:2            330.5
                              90:3            338.5
                              90:4            338.2
                              90:5            350.3
                              90:6            360.4
                              90:7            360.0
                              90:8            330.8
                              90:9            315.4
                              90:10           307.1
                              90:11           315.3
                              90:12           328.8
                              91:1            325.5
                              91:2            362.3
                              91:3            372.3
                              91:4            379.7
                              91:5            378.0
                              91:6            378.3
                              91:7            380.2
                              91:8            389.4
                              91:9            387.2
                              91:10           386.9
                              91:11           385.9
                              91:12           388.5
                              92:1            416.1
                              92:2            412.6
                              92:3            407.4
                              92:4            407.4
                              92:5            414.8
                              92:6            408.3
                              92:7            415.1
                              92:8            417.9
                              92:9            418.5
                              92:10           412.5
                              92:11           422.8
                              92:12           435.6
                              93:1            435.2
                              93:2            441.7
                              93:3            450.2
                              93:4            443.1
                              93:5            445.3
                              93:6            448.1
                              93:7            447.3
                              93:8            454.1
                              93:9            459.2
                              93:10           463.9
                              93:11           462.9
                              93:12           466.0
                              94:1            473.0
                              94:2            471.6
                              94:3            463.8
                              94:4            447.2
                              94:5            450.9
                              94:6            454.8
                              94:7            451.4
                              94:8            464.2
                              94:9            467.0
                              94:10           463.8
                              94:11           461.0
                              94:12           455.2
                              95:1            465.3
                              95:2            481.9
                              95:3            493.2
                              95:4            507.9
                              95:5            523.8
                              95:6            539.4
                              95:7            557.4
                              95:8            559.1
                              95:9            578.8
                              95:10           582.9
                              95:11           595.5
                              95:12           614.6
                              96:1            614.4
                              96:2            649.5
                              96:3            647.1
                              96:4            647.2
                              96:5            661.2
                              96:6            668.5
                              96:7            644.1
                              96:8            662.7
                              96:9            674.9
                              96:10           701.5
                              96:11           735.7
                              96:12           743.3
                              97:1            766.2
                              97:2            798.4
                              97:3            792.2
                              97:4            763.9
                              97:5            833.1
                              97:6            876.3
                              97:7            925.3
                              97:8            927.7
                              97:9            937.0
                              97:10           951.2
                              97:11           938.9
                              97:12           962.4
                              98:1               NA


Source: ISI Inc.

     There are two factors holding us back from a full equity component. First, the extent of this crisis and its solutions are not known. Second, unlike earlier crises, the U.S. stock market did not sell off ahead of the actual crisis, leaving stocks somewhat overvalued. As you will see in the portfolio management section, the Fund currently has a 65% stock market weighting, as we believe that the favorable elements for the U.S. economy will generally overcome the negative impact on corporate earnings.

--------------------------------------------------------------------------------

Portfolio Management

Overview

     ISI's management strategy can be described this way: In a defensive environment for financial assets, where rising interest rates and weak corporate earnings are expected, the Fund will move toward a heavier weighting in fixed-income securities with an emphasis on maturities of five years or less. Conversely, in an environment more favorable to financial assets, low inflation, declining interest rates and rising corporate profits, the Fund will move toward a heavier weighting in equities along with longer maturity Treasuries (see table below).


               Strategies for Different Financial
                          Environments
----------------------------------------------------------
                                          Weighting
 Outlook for Financial Assets      Equities     Treasuries
----------------------------------------------------------
 Defensive                           40%           60%
----------------------------------------------------------
 Neutral                             60%           40%
----------------------------------------------------------
 Aggressive                          80%           20%
----------------------------------------------------------

Equity Portfolio

     The goal of the Fund's equity portfolio is to provide broad exposure to the U.S. equity market as represented by the Wilshire 5000, the broadest measure of the U.S. equity market. Given the size of the potential universe of stocks and the amount of assets we can invest, the initial portfolio has been built and currently maintains an industry and capitalization profile very similar to that of the benchmark Wilshire 5000. In order to achieve this profile, we have had to alter the weightings of selected individual securities. We are quite pleased with the minimal variances that are illustrated below in the capitalization alignment of the portfolio relative to its benchmark.

                ISI Strategy Fund Equity Portfolio
                      Capitalization Profile
                         (As of 11/30/97)
------------------------------------------------------------------
                ISI Strategy Fund      Wilshire 5000
                Equity Portfolio          Index           Variance
------------------------------------------------------------------
 First Decile        83.07%              82.37%            0.70%
------------------------------------------------------------------
 Second Decile        8.85%               8.69%            0.16%
------------------------------------------------------------------
 Third Decile         3.97%               3.96%            0.01%
------------------------------------------------------------------
 Fourth Decile        1.65%               2.12%           -0.47%
------------------------------------------------------------------
 Fifth Decile         1.66%               1.23%            0.43%
------------------------------------------------------------------
 Sixth Decile         0.55%               0.74%           -0.19%
------------------------------------------------------------------
 Seventh Decile       0.08%               0.45%           -0.37%
------------------------------------------------------------------
 Eighth Decile        0.00%               0.27%           -0.27%
------------------------------------------------------------------
 Ninth Decile         0.00%               0.13%           -0.13%
------------------------------------------------------------------
 Tenth Decile         0.17%               0.04%            0.13%
------------------------------------------------------------------
 Portfolio Total    100.00%             100.00%
------------------------------------------------------------------

     Similarly, the industry diversification of the portfolio is very much in line with that of the benchmark Wilshire 5000. Also, the Fund's top 10 holdings reflect a representation of the largest securities in the U.S. equity market (see table on page 3). As the portfolio grows, we will continue to use sampling technology to achieve the portfolio's desired overall characteristics. It is our intention to continue to manage the portfolio with an eye toward maintaining an industry and capitalization profile that closely reflects the alignment of the benchmark Wilshire 5000.

Investment Advisor's Report
--------------------------------------------------------------------------------
(concluded)

        ISI Strategy Fund Equity Portfolio --
                 Top 10 Holdings
                (As of 11/30/97)
-----------------------------------------------------
                                             % Market
 Company                                       Value
-----------------------------------------------------
 General Electric Co.                         1.87%
-----------------------------------------------------
 Microsoft Corp.                              1.67%
-----------------------------------------------------
 Exxon Corp.                                  1.34%
-----------------------------------------------------
 Intel Corp.                                  1.31%
-----------------------------------------------------
 Coca-Cola Co.                                1.27%
-----------------------------------------------------
 Merck & Co. Inc.                             1.12%
-----------------------------------------------------
 Loews Corp.                                  1.08%
-----------------------------------------------------
 Wells Fargo & Co.                            1.04%
-----------------------------------------------------
 Procter & Gamble Co.                         1.03%
-----------------------------------------------------
 Pfizer Inc.                                  0.98%
-----------------------------------------------------
 Subtotal                                    12.71%
-----------------------------------------------------

Bond Portfolio

     The bond portfolio had an average maturity of 12.6 years as of November 28. More recently, we have extended the portfolio's maturity to 13.2 years, believing that one of the main benefits from the Asian financial crisis will be lower inflation in the U.S. With "real" bond yields already high, lower inflation should boost U.S. bond prices.

     The Strategy Fund began on September 16 and now has over $10 million in assets. We appreciate the vote of confidence you have given the newest member of the ISI Family of Funds.

Sincerely,

/s/ R. Alan Medaugh
-------------------
R. Alan Medaugh
President

December 19, 1997

SEC Calculations
--------------------------------------------------------------------------------

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the Fund's currently effective 4.45% maximum sales charge.

----------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURN
                                       % Return with
  Periods ended 12/31/97:              Sales Charge
----------------------------------------------------
  One Year                                   --
----------------------------------------------------
  Since Inception (9/16/97)               (3.89)%
----------------------------------------------------

     These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid.

     Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

ISI Strategy Fund, Inc.
--------------------------------------------------------
Statement of Net Assets                November 30, 1997
(Unaudited)
                                                 Market
                                                  Value
                                    Shares      (Note A)
--------------------------------------------------------
COMMON STOCKS -- 64.1%
Aerospace -- 1.0%
The Boeing Company                    600      $  31,875
Lockheed Martin Corporation           100          9,756
OEA, Inc.                             200          6,225
Raytheon Company                      200         11,187
Rockwell International Corporation    200          9,750
Rohr, Inc.*                           300          9,187
United Technologies Corporation       200         14,988
                                               ---------
                                                  92,968
Air Transportation -- 0.3%
Airborne Freight Corporation          100          6,369
AMR Corporation*                      100         12,119
Comair Holdings, Inc.                 300          6,637
Federal Express Corporation*          100          6,706
                                               ---------
                                                  31,831
                                               ---------
Apparel -- 0.4%
Fabri-Centers of America*             500         10,469
NIKE, Inc.                            600         29,213
                                               ---------
                                                  39,682
                                               ---------
Banks -- 5.5%
Banc One Corporation                  200         10,275
The Bank of New York
 Company, Inc.                        300         16,125
BankAmerica Corporation               400         29,200
BankBoston Corporation                100          8,912
Bankers Trust New York
 Corporation                          100         11,856
Barnett Banks, Inc.                   100          7,037
CCB Financial Corporation             100          9,600
Chase Manhattan Corporation           100         10,863
Citicorp                              300         35,981
Community Banks, Inc.                 100          4,225
CoreStates Financial Corporation      100          7,731
Fifth Third Bancorp                   200         14,100
First Chicago NBD Corporation         300         23,475
First Financial Bancorp               200          9,425
First Union Corporation               600         29,250
Fleet Financial Group, Inc.           300         19,819
J. P. Morgan & Company
 Incorporated                         100         11,419
KeyCorp                               200         13,487
Mellon Bank Corporation               200         11,338
National Bancorp of Alaska, Inc.      100         12,000
National City Bancshares, Inc.        210         10,080
National City Corporation             200         13,350
NationsBank Corporation               300         18,019
North Fork Bancorp, Inc.              200          6,075


Banks -- continued
Norwest Corporation                   400      $  14,975
ONBANCorp, Inc.                       100          6,725
Pacific Century Financial
 Corporation                          100          5,100
PNC Bank Corp.                        300         16,144
Provident Financial Group, Inc.       200          9,000
SunTrust Banks, Inc.                  100          7,100
U.S. Bancorp                          300         32,269
Wachovia Corporation                  100          7,700
Wells Fargo & Company                 200         61,450
Wilmington Trust Corporation          100          5,838
                                               ---------
                                                 509,943
                                               ---------
Business Machines -- 4.2%
3Com Corporation*                     200          7,250
BMC Software, Inc.*                   200         12,975
Centigram Communications
 Corporation*                         500          8,156
Cisco Systems, Inc.*                  300         25,875
Compaq Computer Corporation           300         18,731
Concord EFS, Inc.*                    300          7,650
Data Dimensions, Inc.*                300          5,475
Dell Computer Corporation*            500         42,094
Digital Equipment Corporation*        200          9,850
Honeywell, Inc.                       100          6,550
International Business
 Machines Corporation                 400         43,825
MicroAge, Inc.*                       400          8,050
Microsoft Corporation*                700         99,050
Novellus Systems, Inc.*               100          3,762
Oracle Corporation*                   400         13,325
Pitney Bowes, Inc.                    100          8,406
Sigma Designs, Inc.*                1,000          5,000
Sun Microsystems, Inc.*               300         10,800
Tech Data Corporation*                200          8,075
Xerox Corporation                     600         46,612
                                               ---------
                                                 391,511
                                               ---------
Business Services -- 2.6%
America Online, Inc.*                 100          7,550
Automatic Data Processing, Inc.       700         39,375
Computer Associates
 International, Inc.                  450         23,428
Cytec Industries Inc.*                200          9,150
DST Systems, Inc.*                    200          7,412
First Data Corporation                400         11,325
Glasgal Communications, Inc.*       1,200          6,225
HBO & Company                         400         17,950
Mentor Corporation                    300         10,200

ISI Strategy Fund, Inc.
--------------------------------------------------------
Statement of Net Assets (continued)    November 30, 1997
(Unaudited)
                                                 Market
                                                  Value
                                    Shares      (Note A)
--------------------------------------------------------
COMMON STOCKS -- continued
Business Services -- continued
National Service Industries           200       $  9,362
PeopleSoft, Inc.*                     200         13,088
Perceptron, Inc.*                     400          8,850
Republic Industries, Inc.*            400         10,425
SS&C Technologies, Inc.*              800          9,050
Synopsys, Inc.*                       200          8,225
Transworld Home Healthcare, Inc.*     700          5,512
USA Waste Services, Inc.*             500         16,531
Waste Management, Inc.                400          9,850
Yahoo! Inc.*                          200         10,225
York Research Corporation*          1,100          8,800
                                               ---------
                                                 242,533
                                               ---------
Chemicals -- 1.8%
Air Products and Chemicals, Inc.      100          7,669
BetzDearborn, Inc.                    100          6,087
Crompton & Knowles Corporation        200          5,300
The Dow Chemical Company              200         19,750
duPont (E.I.) de Nemours
 and Company                          700         42,394
Minnesota Mining and
 Manufacturing Company                300         29,231
Monsanto Company                      400         17,475
OXiGENE, Inc.*                        400          7,100
PPG Industries, Inc.                  300         17,381
Praxair, Inc.                         200          8,787
                                               ---------
                                                 161,174
                                               ---------
Construction -- 0.5%
Masco Corporation                     200          9,425
Puerto Rican Cement
 Company, Inc.                        200          8,438
Sherwin-Williams Company              600         17,137
Toll Brothers, Inc.*                  400          9,650
                                               ---------
                                                  44,650
                                               ---------
Consumer Durables -- 0.4%
Bassett Furniture Industries, Inc.    400         11,750
Newell Company                        400         16,325
Windmere-Durable Holdings Inc.*       400          9,650
                                               ---------
                                                  37,725
                                               ---------
Containers -- 0.2%
Crown Cork & Seal Company Inc.        200          9,763
Stone Container Corporation           500          6,250
                                               ---------
                                                  16,013
                                               ---------
Cosmetics -- 1.3%
Alberto-Culver Company                200          6,237
Colgate-Palmolive Company             300         20,044


Cosmetics -- continued
The Dial Corporation                  400       $  7,750
Gillette Corporation                  200         18,463
Procter & Gamble Company              800         61,050
ThermoLase Corporation*               500          6,875
                                               ---------
                                                 120,419
                                               ---------
Domestic Oil -- 0.9%
Atlantic Richfield Company            400         32,600
Cornerstone Propane Partners, L.P.    400          9,350
Diamond Offshore Drilling, Inc.       200          9,975
Phillips Petroleum Company            200          9,687
Unocal Corporation                    200          7,962
USX-Marathon Group                    400         13,700
                                               ---------
                                                  83,274
                                               ---------
Drugs and Medicine -- 6.4%
Abbott Laboratories                   200         13,000
American Home Products
 Corporation                          400         27,950
Amgen, Inc.*                          400         20,450
Barr Laboratories, Inc.*              200          7,200
Baxter International Inc.             700         35,437
Bergen Brunswig Corporation           200          8,587
Boston Scientific Corporation*        200          9,038
Bristol-Myers Squibb Company          500         46,812
Cardinal Health, Inc.                 100          7,575
Carter-Wallace, Inc.                  500          8,281
Columbia/HCA Healthcare
 Corporation                          600         17,700
Eli Lilly and Company                 400         25,225
Genentech, Inc.*                      200         11,675
Guidant Corporation                   200         12,850
HealthCare COMPARE Corporation*       200         10,425
HEALTHSOUTH Corporation*              400         10,500
Inhale Therapeutic Systems*           300          9,300
Johnson & Johnson                     400         25,175
Medtronic, Inc.                     1,100         52,525
Merck & Co., Inc.                     700         66,194
PAREXEL International Corporation*    200          6,900
Pfizer Inc.                           800         58,200
Renal Treatment Centers, Inc.*        300          9,994
Schering-Plough Corporation           600         37,613
Sola International, Inc.*             200          6,050
Sybron International Corporation*     200          8,800
Tenet Healthcare Corporation*         300          9,506
United Healthcare Corporation         200         10,413
Warner-Lambert Company                100         13,987
Zonagen, Inc.*                        200          6,200
                                               ---------
                                                 593,562
                                               ---------

ISI Strategy Fund, Inc.
--------------------------------------------------------
Statement of Net Assets (continued)    November 30, 1997
(Unaudited)
                                                 Market
                                                  Value
                                    Shares      (Note A)
--------------------------------------------------------
COMMON STOCKS -- continued
Electronics -- 3.9%
Alliant Techsystems, Inc.*            100      $   5,944
AMP, Inc.                             300         13,031
Applied Materials, Inc.*              600         19,800
EMC Corporation*                      400         12,125
Electronic Data Systems Corporation   400         15,200
General Semiconductor, Inc.*          900          9,788
General Signal Corporation            200          8,162
GenRad, Inc.*                         300          7,969
Glenayre Technologies, Inc.*          800          8,700
Hewlett-Packard Company               500         30,531
Intel Corporation                   1,000         77,625
Level One Communications, Inc.*       200          8,350
Lucent Technologies, Inc.             400         32,050
Methode Electronics, Inc. - Class A   400          6,500
Micron Technology, Inc.*              500         12,437
Motorola, Inc.                        200         12,575
MRV Communications, Inc.*             300          8,475
NETCOM On-Line Communication
 Services, Inc.                       500          9,938
NEXTEL Communications,
 Inc.--Class A*                       600         15,150
Nextlevel Systems, Inc.*              500          6,625
Tellabs, Inc.*                        400         20,800
Texas Instruments Incorporated        200          9,850
Zilog, Inc.*                          400          7,650
                                               ---------
                                                 359,275
                                               ---------
Energy and Utilities -- 2.4%
American Electric Power Company       200          9,912
Consolidated Edison Company
 of New York, Inc.                    300         11,325
Duke Energy Corporation               600         31,200
Edison International                  500         13,406
Enron Corporation                     400         15,500
FPL Group, Inc.                       800         44,750
MDU Resources Group, Inc.             300          8,962
New York State Electric & Gas
 Corporation                          200          6,150
NICOR, Inc.                           100          4,025
OGE Energy Corp.                      200         10,175
PG&E Corporation                      700         19,775
Southern Company                      500         12,000
Texas Utilities Company               300         12,000
WICOR, Inc.                           200          9,225
The Williams Companies, Inc.          200         10,688
                                               ---------
                                                 219,093
                                               ---------
Energy - Raw Materials -- 1.2%
AMCOL International Corporation       500      $  12,000
Baker Hughes Incorporated             400         16,750
Burlington Resources Inc.             200          8,900
Halliburton Company                   200         10,787
Helmerich & Payne, Inc.               100          7,606
Key Energy Group, Inc.*               300          7,294
McDermott International, Inc.         200          6,300
Occidental Petroleum Corporation      600         17,812
Schlumberger Limited                  300         24,694
                                               ---------
                                                 112,143
                                               ---------
Food and Agriculture -- 3.1%
Archer-Daniels-Midland Company        400          8,550
Bob Evans Farms, Inc.                 400          8,000
Campbell Soup Company                 200         11,200
The Coca-Cola Company               1,200         75,000
Coca-Cola Enterprises Inc.            400         12,225
ConAgra, Inc.                         600         21,563
CPC International, Inc.               100         10,337
Dean Foods Company                    100          5,312
Flowers Industries, Inc.              400          7,975
General Mills, Inc.                   100          7,400
H.J. Heinz Company                    200         10,012
Kellogg Company                       600         27,825
Lance, Inc.                           200          5,088
McCormick & Co., Inc.                 300          7,950
Nash Finch Company                    400          7,500
PepsiCo, Inc.                         400         14,750
Sara Lee Corporation                  600         31,725
Suiza Foods Corporation*              200         11,638
                                               ---------
                                                 284,050
                                               ---------
Gold -- 0.1%
Homestake Mining Company              800          8,400
                                               ---------
Insurance -- 2.7%
Acceptance Insurance
 Companies, Inc.*                     300          7,293
Aetna Inc.                            100          7,538
Allstate Corporation                  300         25,763
American General Corporation          700         37,712
American International Group, Inc.    400         40,325
Amerin Corporation*                   300          7,013
Chubb Corporation                     200         14,187
Cigna Corporation                     100         16,725
Erie Indemnity Company                200          5,850
General Re Corporation                100         19,850
Life Re Corporation                   500         28,563
Marsh and McLennan Companies, Inc.    100          7,444

ISI Strategy Fund, Inc.
--------------------------------------------------------
Statement of Net Assets (continued)    November 30, 1997
(Unaudited)
                                                 Market
                                                  Value
                                    Shares      (Note A)
--------------------------------------------------------
COMMON STOCKS -- continued
Insurance -- continued
The PMI Group, Inc.                   100       $  6,500
RLI Corp.                             200          8,737
Selective Insurance Group, Inc.       100          5,038
Western National Corporation          300          8,850
                                               ---------
                                                 247,388
                                               ---------
International Oil -- 2.2%
Amoco Corp.                           100          9,000
Aviva Petroleum, Inc.*              6,600          9,900
Chevron Corporation                   700         56,131
Exxon Corporation                   1,300         79,300
Mobil Corporation                     300         21,581
Texaco Inc.                           400         22,600
                                               ---------
                                                 198,512
                                               ---------
Liquor -- 0.2%
Anheuser-Busch Companies, Inc.        400         17,275
                                               ---------
Media -- 1.6%
AMC Entertainment Inc.*               500         10,969
CBS Corporation                       500         15,000
Comcast Corporation                   400         11,200
Cox Communications, Inc.*             300         10,181
Gannett Company, Inc.                 200         11,612
Tele-Communications, Inc.*            400          9,163
Time Warner Inc.                      600         34,950
Viacom, Inc. - Class B*             1,200         42,000
                                               ---------
                                                 145,075
                                               ---------
Miscellaneous Finance -- 4.0%
American Express Company              300         23,663
Area Bancshares Corporation           400          8,100
Associated Estates Realty Corporation 400          9,025
Brooks Fiber Properties, Inc.*        200         10,950
Cali Realty Corporation               100          3,969
Capital Factors Holdings, Inc.*       500          8,688
The Charles Schwab Corporation        500         19,281
CPB, Inc.                             400          8,400
Everest Reinsurance Holdings, Inc.    200          7,588
Fannie Mae                            600         31,687
First Washington Realty Trust, Inc.   400         10,075
FIRSTPLUS Financial Group, Inc.       200          7,625
Franklin Resources, Inc.              200         17,975
Freddie Mac                           500         20,625
Green Tree Financial Corporation      400         12,250
Household International, Inc.         100         12,600
MBNA Corporation                      500         13,281
Mechanics Savings Bank*               400         10,250
Merrill Lynch & Co., Inc.             200         14,038


Miscellaneous Finance -- continued
Morgan Stanley, Dean Witter,
  Discover and Co.                    300      $  16,294
Northwest Savings Bank                400          5,600
Patriot American Hospitality, Inc.    300          9,375
Prime Retail, Inc.                    600          8,663
SLM Holding Corporation               100         12,912
Travelers Group, Inc.                 939         47,420
United Asset Management
 Corporation                          300          7,819
Washington Mutual, Inc.               200         13,825
                                               ---------
                                                 371,978
                                               ---------
Miscellaneous -- 0.3%
CIENA Corporation*                    200         10,800
Lason Holdings, Inc.*                 300          8,400
NEXTLINK Communications, Inc.*        400          8,100
                                               ---------
                                                  27,300
                                               ---------
Motor Vehicles -- 1.1%
Cascade Corporation                   500          9,000
Chrysler Corporation                  600         20,588
Eaton Corporation                     100          9,444
Echlin Inc.                           200          6,337
Ford Motor Company                    400         17,200
General Motors Corporation            400         24,400
Navistar International Corporation*   300          6,600
U.S. Rentals, Inc.*                   300          7,706
                                               ---------
                                                 101,275
                                               ---------
Non-Durables and Entertainment -- 0.9%
Mattel, Inc.                          400         16,025
McDonald's Corporation              1,100         53,350
Service Corporation International     300         10,969
Tricon Global Restaurants, Inc.*       40          1,352
                                               ---------
                                                  81,696
                                               ---------
Non-Ferrous Metals -- 0.3%
Aluminum Company of America           300         20,175
Cyprus Amax Minerals Company          500          9,156
                                               ---------
                                                  29,331
                                               ---------
Optical and Photo -- 0.2%
Corning Inc.                          200          8,487
Eastman Kodak Company                 200         12,125
                                               ---------
                                                  20,612
                                               ---------
Paper and Forest Products -- 0.7%
Bowater Incorporated                  200          8,975
Chesapeake Corporation                200          6,850
Georgia-Pacific Corporation           100          8,538
International Paper Company           200          9,488

ISI Strategy Fund, Inc.
--------------------------------------------------------
Statement of Net Assets (continued)    November 30, 1997
(Unaudited)
                                                 Market
                                                  Value
                                    Shares      (Note A)
--------------------------------------------------------
COMMON STOCKS -- continued
Paper and Forest Products-- continued
Jefferson Smurfit Corporation*        500       $  8,250
Kimberly-Clark Corporation            200         10,413
Weyerhaeuser Company                  300         15,844
                                               ---------
                                                  68,358
                                               ---------
Producer Goods -- 3.3%
Albany International Corp.            300          7,294
AlliedSignal Inc.                     400         14,850
Caterpillar Inc.                      200          9,588
Corporate Express, Inc.*              400          6,250
Deere and Company                     600         32,888
Dover Corporation                     100          6,706
Emerson Electric Company              200         11,000
General Cigar Holdings, Inc.*         300          7,050
General Electric Company            1,500        110,625
Harnischfeger Industries, Inc.        200          7,637
Harsco Corporation                    100          3,963
Illinois Tool Works, Inc.             400         21,925
Jabil Circuit, Inc.*                  200          9,625
Tenneco, Inc.                         200          8,662
Tokheim Corporation                   600         11,288
Trinity Industries, Inc.              100          4,537
U.S. Industries, Inc.                 300          7,725
UCAR International, Inc.*             200          7,988
Woodward Governor Company             300          9,825
York International Corporation        100          4,631
                                               ---------
                                                 304,057
                                               ---------
Railroad and Shipping -- 0.5%
Burlington Northern Santa Fe          400         36,600
Union Pacific Corporation             200         12,000
                                               ---------
                                                  48,600
                                               ---------
Real Property -- 0.3%
Arbor Property Trust                1,000         10,750
Simon DeBartolo Group, Inc.           400         13,075
                                               ---------
                                                  23,825
                                               ---------
Retail -- 3.1%
Barnes & Noble, Inc.                  200          6,188
Borders Group, Inc.*                  300          8,569
CUC International, Inc.*              300          8,625
CVS Corporation                       200         13,275
Dayton Hudson Corporation             200         13,288
Family Dollar Stores, Inc.            300          8,306
Federated Department Stores, Inc.*    200          9,112
The Gap, Inc.                         200         10,737
Giant Food, Inc.                      200          6,750
Heilig-Meyers Company                 600          7,763
The Home Depot, Inc.                  600         33,562



Retail -- continued
J.C. Penney Company, Inc.             200       $ 12,850
Mac Frugals Bargains Closeouts, Inc.* 300         12,863
The May Department Stores Company     300         16,125
Safeway Inc.*                         300         18,225
Sears, Roebuck and Co.                200          9,163
Shopko Stores, Inc.*                  400          8,650
Toys "R" Us, Inc.*                    300         10,238
Wal-Mart Stores, Inc.               1,300         51,919
Walgreen Company                      700         22,531
                                               ---------
                                                 288,739
                                               ---------
Steel -- 0.2%
Allegheny Teledyne Inc.               400         10,300
National Steel Corporation - Class B* 600          9,000
                                               ---------
                                                  19,300
                                               ---------
Telephone -- 3.8%
AirTouch Communications, Inc.*        500         19,625
Ameritech Corporation                 300         23,119
AT&T Corporation                      900         50,288
Bell Atlantic Corporation             500         44,625
BellSouth Corporation                 600         32,850
GTE Corporation                       200         10,112
Intermedia Communications Inc.*       700         34,737
Jacor Communications, Inc.*           200          8,750
LCI International, Inc.*              300          8,269
MCI Communications Corporation        500         21,969
McLeodUSA Incorporated - Class A*     200          7,400
PairGain Technologies, Inc.*          300          7,087
SBC Communications Inc.               500         36,406
Sprint Corporation                    200         11,713
U.S. West Communications Group        300         13,556
WorldCom, Inc.*                       500         16,000
                                               ---------
                                                 346,506
                                               ---------
Tires and Rubber -- 0.2%
Cooper Tire and Rubber Company        300          6,712
The Goodyear Tire & Rubber Company    200         12,138
                                               ---------
                                                  18,850
                                               ---------
Tobacco -- 1.0%
Loews Corporation                     600         63,675
Philip Morris Companies Inc.          700         30,450
                                               ---------
                                                  94,125
                                               ---------
Travel and Recreation -- 1.1%
AMERCO*                               200          5,650
Carnival Corporation                  600         32,437
Harrah's Entertainment, Inc.*         400          8,025
HFS, Inc.*                            100          6,863

ISI Strategy Fund, Inc.
--------------------------------------------------------
Statement of Net Assets (concluded)    November 30, 1997
(Unaudited)
                                                 Market
                                    Shares/       Value
                                   Par (000)    (Note A)
--------------------------------------------------------
COMMON STOCKS -- concluded
Travel and Recreation -- continued
ITT Corporation*                      100       $  7,588
Marriott International, Inc.          100          7,244
Video Lottery Technologies, Inc.*     500          5,750
The Walt Disney Company               300         28,481
                                              ----------
                                                 102,038
                                              ----------
Trucking and Freight -- 0.2%
Expeditors International of
 Washington, Inc.                     200          7,788
Heartland Express, Inc.*              400          9,450
                                              ----------
                                                  17,238
                                              ----------
  Total Common Stocks
    (Cost $5,956,101)                          5,920,324
                                              ----------
U.S. TREASURY BONDS -- 31.3%
10.375%, 11/15/12                  $1,500      1,979,766
7.875%, 2/15/21                       750        909,023
                                              ----------
  Total U.S. Treasury Bonds
    (Cost $2,849,297)                          2,888,789
                                              ----------



REPURCHASE AGREEMENT -- 3.1%
Goldman Sachs & Co., 5.50%           $289
  Dated 11/28/97, to be repurchased
  on 12/1/97, collateralized by
  U.S. Treasury Bonds with a market
  value of $295,191.
  (Cost $289,000)                             $  289,000
                                              ----------
Total Investment in Securities -- 98.5%
  (Cost $9,094,398)**                          9,098,113
                                              ----------
Other Assets in Excess of
  Liabilities, Net -- 1.5%                       138,884
                                              ----------

Net Assets -- 100.0%                          $9,236,997
                                              ==========
Net Asset Value and Redemption
  Price Per Share
  ($9,236,997 / 917,290 shares outstanding)       $10.07
                                                  ======
Maximum Offering Price Per Share
  ($10.07 /  0.955 )                              $10.54
                                                  ======
--------------------------------------------------------
 * Non-income producing security.
** Also aggregate cost for federal tax purposes.
See Notes to Financial Statements.

ISI Strategy Fund, Inc.
--------------------------------------------------------

Statement of Operations
(Unaudited)                                                                      For the Period
                                                                             September 16, 1997(1)
                                                                                    through
                                                                                November 30, 1997
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE A):
     Interest                                                                         $ 30,333
     Dividends                                                                          11,542
                                                                                      --------
       Total income                                                                     41,875
                                                                                      --------
EXPENSES:
     Printing and postage                                                               13,172
     Custodian fee (Note A)                                                              6,285
     Audit fee                                                                           5,920
     Investment advisory fee (Note B)                                                    5,049
     Transfer agent fee (Note B)                                                         4,662
     Distribution fee (Note B)                                                           3,156
     Pricing fee                                                                         1,836
     Accounting fee (Note B)                                                             1,641
     Registration fees                                                                   1,540
     Administration fee                                                                  1,515
     Miscellaneous                                                                         824
     Directors' fees                                                                       340
     Organizational expense (Note A)                                                       205
                                                                                      --------
       Total expenses                                                                   46,145
     Less: Fees waived and expenses reimbursed (Note B)                                (33,522)
                                                                                      --------
       Net expenses                                                                     12,623
                                                                                      --------
Net investment income                                                                   29,252
                                                                                      --------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
     Change in unrealized appreciation or depreciation of investments                    3,715
                                                                                      --------
     Net unrealized gain on investments                                                  3,715
                                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $ 32,967
                                                                                      ========

--------------------------------------------------------
(1) Commencement of operations.
See Notes to Financial Statements.

ISI Strategy Fund, Inc.
--------------------------------------------------------

Statement of Changes in Net Assets
(Unaudited)                                                                         For the Period
                                                                                 September 16, 1997(1)
                                                                                        through
                                                                                    November 30, 1997
------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                                              $  29,252
     Net realized gain/(loss) from security transactions                                       --
     Change in unrealized appreciation or depreciation of investments                       3,715
                                                                                      -----------
     Net increase in net assets resulting from operations                                  32,967
                                                                                      -----------
CAPITAL SHARE TRANSACTIONS (NOTE C):
     Proceeds from sale of shares                                                       9,227,283
     Value of shares issued in reinvestment of dividends                                       --
     Cost of shares repurchased                                                           (23,253)
                                                                                      -----------
     Increase in net assets derived from capital share transactions                     9,204,030
                                                                                      -----------
       Total increase in net assets                                                     9,236,997

NET ASSETS:
     Beginning of period                                                                       --
                                                                                      -----------
     End of period                                                                     $9,236,997
                                                                                       ==========

--------------------------------------------------------
(1) Commencement of operations.
See Notes to Financial Statements.

ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------

Financial Highlights (For a share outstanding throughout the period)
(Unaudited)

                                                                 For the Period
                                                              September 16, 1997(1)
                                                                     through
                                                                November 30, 1997
-----------------------------------------------------------------------------------
Per Share Operating Performance:
     Net asset value at beginning of period                          $10.00
                                                                     ------
Income from Investment Operations:
     Net investment income                                             0.07
     Net realized and unrealized gain/(loss) on investments              --
                                                                     ------
     Total from Investment Operations                                  0.07
                                                                     ------
     Net asset value at end of period                                $10.07
                                                                     ======

Total Return(2)                                                        0.70%
Ratios to Average Daily Net Assets:
     Expenses                                                          1.00%(3,4)
     Net investment income                                             2.32%(3,5)


Supplemental Data:
     Net assets at end of period (000)                               $9,237
     Portfolio turnover rate                                             --
     Average commissions per share                                   $ 0.0291

--------------------------------------------------------
(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Annualized.
(4) Without the waiver of advisory fees and reimbursement of expenses (Note B), the ratio of expenses to average daily net assets would have been 3.66% (annualized).
(5) Without the waiver of advisory fees and reimbursement of expenses (Note B), the ratio of net investment income to average daily net assets would have been (0.34)% (annualized).
See Notes to Financial Statements.

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies -- ISI Strategy Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 12, 1997 and commenced operations September 16, 1997, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It seeks to maximize total return through a combination of long-term growth of capital and current income by actively apportioning investments between diversified investments in U.S. equity securities and securities issued by the United States Treasury ("U.S. Treasury Securities").

    The Fund consists of one share class, ISI Shares, which has a 4.45% maximum sales charge and a 0.25% distribution fee.

    When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

    Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values a security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

    Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

    Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

    The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

    Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund has deferred the costs incurred by its organization and the initial

--------------------------------------------------------------------------------

    public offering of shares. These costs are being amortized on the straight-line method over a five-year period, which began when the Fund commenced investment activities.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees -- International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor, Wilshire Associates Incorporated ("Wilshire") is the Fund's sub-advisor and Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust New York Corporation, is the Fund's administrator.

    As compensation for advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. As compensation for sub-advisory services, ISI pays Wilshire an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.16%. ISI and Wilshire have agreed to waive their annual fees proportionately when necessary, and ISI has agreed to reimburse expenses when necessary, so that the Fund's total operating expenses are no more than 1.00% of its average daily net assets.

    As compensation for administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.12%. ICC has agreed to waive its fee until the Fund has $50 million in net assets or has been in operation for one year, whichever occurs first.

    Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor, sub-advisor or administrator.

    As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $1,641 for accounting services for the period ended November 30, 1997.

    As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $4,662 for transfer agent services for the period ended November 30, 1997.

    Effective September 22, 1997, Bankers Trust Company became the Fund's custodian. Prior to September 22, 1997, PNC Bank served as the Fund's custodian. From September 22, 1997 to November 30, 1997, the Fund accrued $6,285 in custody expenses.

    As compensation for providing distribution services, the Fund pays ISI Group Inc., which is affiliated with ISI, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Fund's average daily net assets.

    The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period ended November 30, 1997 was $216, and the accrued liability was $216.

C. Capital Share Transactions -- The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock (20 million ISI Class, 5 million Wilshire Institutional Class). Transactions in shares of the Fund were as follows:

                                        For the Period
                                       Sept. 16, 1997(1)
                                            through
                                         Nov. 30, 1997
                                       -----------------
Shares sold                                 919,593
Shares issued to shareholders
  on reinvestment of dividends                   --
Shares redeemed                              (2,303)
                                         ----------
Net increase in shares outstanding          917,290
                                         ==========
Proceeds from sale of shares             $9,227,283
Value of reinvested dividends                    --
Cost of shares redeemed                     (23,253)
                                         ----------
Net increase from capital
  share transactions                     $9,204,030
                                         ==========

--------------------------------------------------------
(1) Commencement of operations.

Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------

D. Investment Transactions -- Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $5,956,101 for the period ended November 30, 1997. Purchases of U.S. government obligations aggregated $2,854,423. There were no sales of investment securities during the period.

    On November 30, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $251,942 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $248,227.

E.  Net Assets -- On November 30, 1997, net assets consisted of:

Paid-in capital                         $9,204,030
Undistributed net investment
  income                                    29,252
Unrealized appreciation
  of investments                             3,715
                                        ----------
                                        $9,236,997
                                        ==========

-----------------------------------------------
     This report is prepared for the general
information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effec-tive prospectus.

     For more complete information regard-
ing any of the ISI Funds, including charges
and expenses, obtain a prospectus from your
investment representative or directly from
the Fund at 1-800-955-7175. Read it carefully
before you invest.
-----------------------------------------------

PART C.               OTHER INFORMATION

Item 24.              Financial Statements and Exhibits

                      List all financial statements and exhibits filed as part of the Registration Statement.

                      (a)    Financial statements:

                             Included in Part A of the Registration Statement:

                      Financial Highlights for the ISI Strategy Fund Shares for the period from September 17, 1997 (commencement of operations) through November 30, 1997 (unaudited).

                      Included in Part B of the Registration Statement:

                      Statement of Assets and Liabilities as of August 14, 1997.

                      Report of Deloitte & Touche LLP.

                      Statement of Net Assets as of November 30, 1997
                      (unaudited).

                      Statement of Operations for the period from September 17, 1997 (commencment of operations) through November 30, 1997 (unaudited).

                      Statement of Changes in Net Assets for the period from September 17, 1997 (commencement of operations) through November 30, 1997 (unaudited).

                      Notes to Financial Statements (unaudited)

                      (b)    Exhibits:

                      (1)    (a) Articles of Incorporation; (1)

                             (b) Articles of Amendment to Articles of
                                 Incorporation; (1)

                      (2)    By-Laws; (1)

                      (3)    None;

                      (4)    Form of Specimen Security; (2)

                      (5)    (a)  Investment Advisory Agreement between
                                  Registrant and International Strategy &
                                  Investment Inc., filed herewith;

                             (b) Sub-Advisory Agreement among Registrant, International Strategy & Investment Inc. and Wilshire Associates Incorporated, filed herewith;

                      (6)    (a)  Distribution Agreement between Registrant
                                  and International Strategy & Investment
                                  Group Inc. with respect to the ISI Shares
                                  Class, filed herewith;

                             (b)  Form of Distribution Agreement between
                                  Registrant and International Strategy &
                                  Investment Group Inc. with respect to the Institutional Shares Class. (1)

                             (c)  Form of Agency Distribution Agreement
                                  between International Strategy & Investment
                                  Group Inc. and Participating Broker-Dealers;
                                  (1)

                             (d)  Form of Shareholder Servicing Agreement
                                  between Registrant and Shareholder Servicing
                                  Agents; (1)

                      (7)    None;

                      (8) Form of Custodian Agreement between Registrant and Bankers Trust Company, filed herewith;

                      (9)    Master Services Agreement (including
                             Administration, Transfer Agency and Accounting Services appendices) between Registrant and Investment Company Capital Corp., filed herewith;

                      (10)   Opinion of Counsel; (3)

                      (11)   Consent of Independent Auditors, filed herewith;

                      (12)   None;

                      (13) Subscription Agreement re: initial $100,000 capital, filed herewith;

                      (14)   None;

                      (15) Distribution Plan with respect to the ISI Shares Class, filed herewith;

                      (16) Schedule of Computation of Performance Information, filed herewith;

                      (18)   Rule 18f-3 Plan, filed herewith;

                      (24)   Powers of Attorney, filed herewith;

                      (27) Financial Data Schedule, filed herewith.

---------------------

1 Incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed via EDGAR with the Securities and Exchange Commission on July 11, 1997.
2 Incorporated by reference to Exhibit 1 (Articles of Incorporation, Articles of Amendment) and Exhibit 2 (By-Laws) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127) filed via EDGAR with the Securities and Exchange Commission on August 15, 1997.
3 Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR on August 15, 1997.

Item 25.       Persons Controlled by or under Common Control with Registrant

               Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

                      None.

Item 26.       Number of Holders of Securities

               State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.

                      The following information is given as of January 23, 1998:

              Title of Class              Number of Record Holders
              --------------              ------------------------
              ISI Shares                                   215
              Wilshire Institutional Shares                1

Item 27.      Indemnification

               State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

                  Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, included as Exhibit 1 to this Registration Statement and incorporated herein by reference, provide as follows:

                  Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation law.

                  Section 3. No provision of this Article VIII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4. References to the Maryland General Corporation Law in this Article VIII are to such law as from time to time amended. No further amendment to the Charter of the Corporation shall decrease, but may expand, any right of any person under this
                  Article VIII based on any event, omission or proceeding prior to such amendment.

                  Sections 1, 2, 3, 4 and 5 of Article XIII of Registrant's By-Laws, included as Exhibit 2 to this Registration Statement and incorporated herein by reference, provide as follows:

                  Section 1. Indemnification. The Corporation shall indemnify its Directors to the fullest extent that indemnification of Directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its Directors and to such further extent as is consistent with law. The Corporation shall indemnify its Directors and officers who while serving as Directors or officers also serve at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. This Article XIII shall not protect any such person against any liability to the Corporation or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article XIII shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 (the "1933 Act") and the 1940 Act, as such statutes are now or hereafter in force.

                  Section 3. Procedure. On the request of any current or former Director or officer requesting indemnification or an advance under this Article XIII, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this
                  Article XIII have been met.

                  Section 4. Other Rights. The indemnification provided by this Article XIII shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

                  Section 5. Maryland Law. References to the Maryland General Corporation Law in this Article XIII are to such law as from time to time amended.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.

Item 28.      Business and Other Connections of Investment Advisor

                  Describe any other business, profession, vocation or employment of a substantial nature in which the investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                  During the last two years, no director or officer of International Strategy & Investment Inc., the Registrant's investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

                  Describe any other business, profession, vocation or employment of a substantial nature in which the investment sub-advisor of the Registrant, and each director, officer or partner of any such investment sub-advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

                  The list required by this Item 28 of officers and directors of Wilshire Associates Incorporated, together with the information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Wilshire Associates Incorporated pursuant to the Investment Advisors Act of 1940 (File No. 801-36233).

Item 29.      Principal Underwriters

              (a) International Strategy & Investment Group Inc. acts as distributor for ISI Total Return U.S. Treasury Fund Shares (a class of Total Return U.S. Treasury Fund, Inc.), ISI Managed Municipal Fund Shares (a class of Managed Municipal Fund, Inc.) and ISI North American Government Bond Fund Shares (a class of North American Government Bond Fund, Inc.).

              (b)

              Name and Principal                 Position and Offices with Principal    Position and Offices
              Business Address*                  Underwriter                            with Registrant
              -----------------                  -----------                            ---------------

              Edward S. Hyman                    Chairman, Chief Executive Officer      Chairman
                                                 and Director                           and Director
              R. Alan Medaugh                    Director                               President
                                                                                        and Director
              Nancy Lazar                        Executive                              Vice President
                                                 Vice President
                                                 and Director
              Joel Fein                          Chief Financial                        None
                                                 Officer

         ---------------------
         * 717 Fifth Avenue
           New York, New York 10022

        (c)      Not applicable.


Item 30.          Location of Accounts and Records

                  With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the Rules [17 CFR 270.31a-1 to 31a-3] promulgated thereunder, furnish the names and address of each person maintaining physical possession of each such account, book or other document.

                  International Strategy & Investment Inc., 717 Fifth Avenue, New York, New York 10022, the Registrant's investment advisor, maintains physical possession of each such account, book or other document of the Fund, except for those maintained by the Registrant's sub-advisor, Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401, the Registrant's distributor, International Strategy & Investment Group, Inc., 717 Fifth Avenue, New York, New York 10022, the Registrant's custodian, Bankers Trust Company, 130 Liberty Street, New York, NY 10006, or by the Registrant's administrator, transfer agent, dividend disbursing agent and accounting services provider, Investment Company Capital Corp., One South Street, Baltimore, MD 21202.

                  In particular, with respect to the records required by Rule 31a-1(b)(1), ICC maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and Bankers Trust Company maintains physical possession of all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by the custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.


Item 31.          Management Services

                  Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

                  See Exhibit 8.


Item 32.          Undertakings

                  Furnish the following undertakings in substantially the following form in all initial Registration Statements filed under the 1933
Act:

                  (a)      Not applicable.

                  (b)      Not applicable.

                  (c) A copy of the Registrant's Annual Report, when such annual report is issued, to shareholders containing information called for by Item 5A of Form N-1A, upon request and without charge by contacting Registrant at (800) 955-7175.

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meet all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Baltimore, in the State of Maryland, on the 26th day of February, 1998.

                                                ISI STRATEGY FUND, INC.

                                                By: /s/ R. Alan Medaugh
                                                    -----------------------
                                                         R. Alan Medaugh
                                                         President and Director

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities on the date(s) indicated:


               *           Chairman and Director          February 26, 1998
------------------------                                ----------------------
Edward S. Hyman                                                  Date

               *           Director                       February 26, 1998
------------------------                                ----------------------
James J. Cunnane                                                 Date

               *           Director                       February 26, 1998
------------------------                                ----------------------
John F. Kroeger                                                  Date

               *           Director                       February 26, 1998
------------------------                                ----------------------
Louis E. Levy                                                    Date

               *           Director                       February 26, 1998
------------------------                                ----------------------
Eugene J. McDonald                                               Date

               *           Director                       February 26, 1998
------------------------                                ----------------------
Michael J. Napoli, Jr.                                           Date

               *           Director                       February 26, 1998
------------------------                                ----------------------
Rebecca W. Rimel                                                 Date

               *           Director                       February 26, 1998
------------------------                                ----------------------
Truman T. Semans                                                 Date

               *           Director                       February 26, 1998
------------------------                                ----------------------
Carl  W. Vogt, Esq.                                              Date


/s/ R. Alan Medaugh        President and Director         February 26, 1998
------------------------                                ----------------------
R. Alan Medaugh                                                  Date

/s/ Joseph A. Finelli      Chief Financial                February 26, 1998
------------------------   and Accounting               ----------------------
Joseph A. Finelli          Officer                               Date


* By: /s/Amy M. Olmert
      ------------------
         Amy M. Olmert
         Attorney-In-Fact

                            ISI STRATEGY FUND, INC.

                               INDEX OF EXHIBITS

              --------------------------------------------------------------------------------------------------------
EDGAR
Exhibit                                                       Document
Number
              --------------------------------------------------------------------------------------------------------
              (1)(a)    Articles of Incorporation;1
              (1)(b)    Articles of Amendment to Articles of Incorporation;1

              (2)       By-Laws;(1)

              (3)       None;

              (4)       Form of Specimen Security;(2)

EX-99.B       (5)(a)    Investment Advisory Agreement between Registrant and International
                        Strategy & Investment Inc., filed herewith;

EX-99.B       (5)(b)    Sub-Advisory Agreement among Registrant, International Strategy &
                        Investment Inc. and Wilshire Associates Incorporated, filed herewith;

EX-99.B       (6)(a)    Distribution Agreement between Registrant and International Strategy & Investment
                        Group Inc. with respect to the ISI Shares Class, filed herewith;

              (6)(b)    Form of Distribution Agreement between Registrant and International Strategy &
                        Investment Group Inc. with respect to the Institutional Shares Class.(1)

              (6)(c)    Form of Agency Distribution Agreement between International Strategy & Investment
                        Group Inc. and Participating Broker-Dealers;(1)

              (6)(d)    Form of Shareholder Servicing Agreement between Registrant and Shareholder
                        Servicing Agents;(1)

              (7)       None;

EX-99.B       (8)       Form of Custodian Agreement between Registrant and Bankers Trust Company, filed herewith;

EX-99.B       (9)       Master Services Agreement (including Administration, Transfer Agency and
                        Accounting Services appendices) between Registrant and Investment Company Capital
                        Corp., filed herewith;

              (10)      Opinion of Counsel;(3)

EX-99.B       (11)      Consent of Independent Auditors, filed herewith;

              (12)      None;

EX-99.B       (13)      Subscription Agreement re: initial $100,000 capital, filed herewith;

              (14)      None;

EX-99.B       (15)      Distribution Plan with respect to the ISI Shares Class, filed herewith;

              (16)      Schedule of Computation of Performance Information, filed herewith;

EX-99.B       (18)      Rule 18f-3 Plan, filed herewith.

EX-99.B       (24)      Powers of Attorney, filed herewith;

EX-27         (27)      Financial Data Schedule, filed herewith.

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1 Incorporated by reference to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed via EDGAR with the Securities and Exchange Commission on July 11, 1997.

2 Incorporated by reference to Exhibit 1 (Articles of Incorporation, Articles of Amendment) and Exhibit 2 (By-Laws) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127) filed via EDGAR with the Securities and Exchange Commission on August 15, 1997.

3 Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR on August 15, 1997.